Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000070253 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000070253 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000070253 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000070253 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000070253 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000070253 | Regency Centers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070253 | Ventas
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070253 | AvalonBay Communities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070253 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070253 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070253 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000070253 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000070253 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000070253 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000070253 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000070253 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000070253 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000070253 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000070253 | Lodging & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000070253 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000070254 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000070254 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000070254 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000070254 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000070254 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000070254 | Regency Centers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000070254 | Ventas
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070254 | AvalonBay Communities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070254 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070254 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000070254 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000070254 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000070254 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000070254 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000070254 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000070254 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000070254 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000070254 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000070254 | Lodging & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000070254 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000177202 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000177202 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000177202 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177202 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177202 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000177202 | Regency Centers
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177202 | Ventas
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177202 | AvalonBay Communities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177202 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177202 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177202 | Apartment Residential
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000177202 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000177202 | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000177202 | Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000177202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000177202 | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000177202 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000177202 | Shopping Center
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000177202 | Lodging & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000177202 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	11.20%